Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) - $ / shares		9 Months Ended
	Aug. 08, 2018	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years	6 years 3 months
Expected volatility	40.00%
Expected dividend rate	0.00%
Risk free interest rate	2.80%
Service Options [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Option exercise price per share		$ 1.08
Grant date fair market value per share		$ 1.08
Expected volatility		85.00%
Expected dividend rate		0.00%
Risk free interest rate		0.54%